Investment in Master Trust (Tables) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025
Investment in Master Trust
Investments and other assets and changes in net assets of Master trust

			Sanofi Puerto Rico Group Savings
	Sanofi U.S. Group Savings Master		Plan’s Interest in Sanofi U.S.
	Trust		Group Savings Master Trust
	2025	2024	2025	2024
Investments at fair value
Self-directed brokerage accounts	$195,671,531	$166,382,492	$—	$—
Common collective trust funds	8,321,132,717	7,524,576,465	27,283,689	25,509,857
Separately managed accounts:
Domestic equities	196,628,547	181,509,806	1,876,200	1,659,939
Fixed income securities	58,038,372	54,099,426	366,393	298,895
Company stock	37,420,776	42,496,960	476,366	488,460

Total investments at fair value	8,808,891,943	7,969,065,149	30,002,648	27,957,151

Investments at contract value
Stable value fund	487,868,228	489,852,592	1,659,514	2,560,048

Net Assets of the Master Trust	$9,296,760,171	$8,458,917,741	$31,662,162	$30,517,199

			Sanofi Puerto Rico Group
	Sanofi U.S. Group Savings Master		Savings Plan’s Interest in Sanofi
	Trust		U.S. Group Savings Master Trust
	2025	2024	2025	2024
Net Appreciation in the value of investments	$1,341,677,244	$978,908,389	$4,220,061	$3,418,388
Dividends	1,689,256	1,860,132	18,495	18,922
Interest	16,171,561	16,180,920	55,009	84,564
Net investment income	1,359,538,061	996,949,441	4,293,565	3,521,874

Net transfers	(521,695,631)	(305,936,717)	(3,148,602)	(2,874,623)

Increase in Net Assets	837,842,430	691,012,724	1,144,963	647,251

Net Assets:
Beginning of Year	8,458,917,741	7,767,905,017	30,517,199	29,869,948
End of Year	$9,296,760,171	$8,458,917,741	$31,662,162	$30,517,199

Schedule of Master Trust assets at fair value

	2025
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$195,671,531	$—	$—	$195,671,531
Company stock	37,420,776	—	—	37,420,776

Total investments in the fair value hierarchy	$233,092,307	$—	$—

Investments measured at net asset value (a)				8,575,799,636

Total investments measured at fair value				$8,808,891,943

	2024
	Level 1	Level 2	Level 3	Total
Participant-directed brokerage accounts	$166,382,492	$—	$—	$166,382,492
Company Stock	42,496,960	—	—	42,496,960

Total investments in the fair value hierarchy	$208,879,452	$—	$—

Investments measured at net asset value (a)				7,760,185,697

Total investments measured at fair value				$7,969,065,149
(a)	In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the net assets available for benefits of the Master Trust.

Schedule of investments measured at NAV

		Unfunded	Redemption	Redemption
December 31, 2025	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$4,412,315	—	Daily	None
Sanofi U.S. Active Bond Fund (a)	116,451,767	—	Daily	None
Sanofi U.S. Bond Fund Index (b)	111,470,257	—	Daily	None
Sanofi International Stock Index(b)	147,573,027	—	Daily	None
Sanofi U.S. Active Stock Fund (a)	312,422,910	—	Daily	None
Sanofi U.S. Stock Index (b)	1,055,410,167	—	Daily	None
Sanofi-Aventis International Core Fund (b)	143,238,754	—	Daily	None
TRP Retirement Date Trusts (c)	6,684,820,420	—	Daily	90 days

Total Investments Measured at NAV	$8,575,799,636

		Unfunded	Redemption	Redemption
December 31, 2024	Net Asset Value	Commitments	Frequency	Notice Period
US Treasury Money Market Trust(b)	$7,293,457	—	Daily	None
Sanofi U.S. Active Bond Fund(a)	106,924,857	—	Daily	None
Sanofi U.S. Bond Fund Index(b)	96,804,003	—	Daily	None
Sanofi International Stock Index(b)	100,882,780	—	Daily	None
Sanofi U.S. Active Stock Fund(a)	304,891,943	—	Daily	None
Sanofi U.S. Stock Index (b)	955,182,554	—	Daily	None
Sanofi-Aventis International Core Fund (b)	127,752,468	—	Daily	None
TRP Retirement Date Trusts (c)	6,060,453,635	—	Daily	90 days

Total Investments Measured at NAV	$7,760,185,697
(a)	This category includes separately managed accounts that are managed by investment advisors as described above and depending on the fund include domestic equities and fixed income securities as underlying securities owned by the Master Trust.
(b)	This category includes investments in common collective trust funds as described above.
(c)	This category includes investments in a blend of diversified common collective trust funds designed to remain appropriate for investors in terms of risk throughout a variety of life circumstances gauged upon an expected retirement date. The funds share the common goal of growing principal in earlier years and then later preserving the principal balance closer to an expected retirement date.

Schedule of types of investment contracts held by the Master Trust

	2025	2024
Stable value fund
Cash reserves common trust fund	$14,800,092	$12,219,011
Synthetic investment contracts	473,068,136	477,633,581

End of Year	$487,868,228	$489,852,592